CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity
Preferred stock, Par value	$ 0.001
Preferred stock, Authorized	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	171,941,673	146,806,928	82,371,853
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	100	100	100
Preferred stock, Issued	100	100	100
Preferred stock, Outstanding	100
Convertible Series B Preferred Stock
Stockholders' Equity
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	24,999,900	24,999,900	24,999,900
Preferred stock, Issued	14,750,000	14,750,000	14,750,000
Preferred stock, Outstanding	14,750,000	14,750,000	14,750,000